ACCOUNTING CHANGES (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounting Standards Update 2016-09, Excess Tax Benefit Component
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income tax assets, net		CAD 12
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment	CAD 12
Retained Earnings | Accounting Standards Update 2016-09, Excess Tax Benefit Component
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment		CAD 12